Lease liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities
Less amount due for settlement within 12 months	€ 6,401	€ 5,826	€ 0
Amount due for settlement after 12 months	23,035	19,558	0
IFRS 16
Lease liabilities
Lease payments	30,385	26,353	0
Present value of lease payments		25,384	0
Less future finance charges	949	969
Lease liability	29,436	25,384	0
Less amount due for settlement within 12 months	6,401	5,826
Amount due for settlement after 12 months	23,035	19,558	€ 0
IFRS 16 | Less than 1 year
Lease liabilities
Lease payments	6,772	6,189
Present value of lease payments	6,401	5,826
IFRS 16 | In the second to fifth years inclusive
Lease liabilities
Lease payments	20,399	16,320
Present value of lease payments	19,833	15,783
IFRS 16 | More than 5 years
Lease liabilities
Lease payments	3,214	3,844
Present value of lease payments	€ 3,201	€ 3,775